Investment Portfolioas of March 31, 2026 (Unaudited)
DWS Global Income Builder VIP
	Shares	Value ($)

Common Stocks 37.0%
Communication Services 3.1%
Diversified Telecommunication Services 0.0%
Singapore Telecommunications Ltd.	13,200	50,959
Entertainment 0.8%
NetEase, Inc. (ADR)	7,035	787,498
Walt Disney Co.	1,300	125,294
		912,792
Interactive Media & Services 2.1%
Alphabet, Inc. "A"	3,426	985,180
Alphabet, Inc. "C"	3,180	912,215
Baidu, Inc. (ADR)*	800	89,136
Tencent Holdings Ltd. (ADR)	4,936	312,054
		2,298,585
Media 0.1%
Omnicom Group, Inc.	900	67,779
Wireless Telecommunication Services 0.1%
America Movil SAB de CV (ADR)	4,000	101,920
Consumer Discretionary 3.5%
Automobiles 1.0%
Mahindra & Mahindra Ltd. (GDR) REG S	16,459	543,147
Toyota Motor Corp.	27,000	552,530
		1,095,677
Broadline Retail 1.0%
Amazon.com, Inc.*	4,800	999,696
Dollarama, Inc.	300	36,819
Next PLC	294	49,597
		1,086,112
Hotels, Restaurants & Leisure 1.5%
Amadeus IT Group SA	427	24,339
Booking Holdings, Inc.	170	715,754
Carnival Corp.	10,883	281,652
InterContinental Hotels Group PLC	1,014	133,344
Restaurant Brands International, Inc.	6,400	473,594
		1,628,683
Consumer Staples 2.0%
Beverages 0.9%
Keurig Dr Pepper, Inc.	35,900	945,247
Consumer Staples Distribution & Retail 0.2%
Alimentation Couche-Tard, Inc.	2,700	153,041
Costco Wholesale Corp.	117	116,582
		269,623

Tobacco 0.9%
Japan Tobacco, Inc.	25,700	982,960
Energy 1.8%
Oil, Gas & Consumable Fuels 1.8%
Eni SpA	927	26,308
Marathon Petroleum Corp.	700	170,926
Phillips 66	8,900	1,621,402
Texas Pacific Land Corp.	274	130,029
		1,948,665
Financials 6.4%
Banks 1.2%
Bank Hapoalim BM	3,793	88,692
DNB Bank ASA	1,959	61,383
Erste Group Bank AG	203	21,978
HSBC Holdings PLC	22,911	373,838
Itau Unibanco Holding SA (ADR) (Preferred)	26,300	220,394
Nordea Bank Abp	5,888	100,944
Oversea-Chinese Banking Corp. Ltd.	6,500	111,591
Skandinaviska Enskilda Banken AB "A" (a)	16,197	297,964
State Bank of India REG S, (GDR)	219	23,170
		1,299,954
Capital Markets 0.7%
Ameriprise Financial, Inc.	665	295,526
Charles Schwab Corp.	3,900	366,522
Hong Kong Exchanges & Clearing Ltd.	3,300	166,097
		828,145
Insurance 4.5%
Allstate Corp.	4,500	933,030
Arch Capital Group Ltd.*	1,000	95,990
Chubb Ltd.	1,780	580,155
Hannover Rueck SE	2,341	733,038
QBE Insurance Group Ltd.	36,715	540,124
Sompo Holdings, Inc.	16,800	651,005
Travelers Companies, Inc.	4,605	1,343,187
		4,876,529
Health Care 3.3%
Biotechnology 1.4%
Argenx SE*	126	91,739
Regeneron Pharmaceuticals, Inc.	1,911	1,476,515
		1,568,254
Health Care Equipment & Supplies 0.1%
Intuitive Surgical, Inc.*	145	66,844
Pharmaceuticals 1.8%
Eli Lilly & Co.	1,102	1,013,586
GSK PLC	23,315	639,588
Roche Holding AG	137	54,125
UCB SA	72	21,770
Zoetis, Inc.	1,800	212,778
		1,941,847

Industrials 4.1%
Aerospace & Defense 0.3%
GE Aerospace	1,160	329,173
Building Products 0.8%
Trane Technologies PLC	1,984	826,812
Construction & Engineering 0.3%
Ferrovial SE	4,712	306,781
Electrical Equipment 1.3%
ABB Ltd. (Registered)	9,466	764,956
Prysmian SpA	2,430	284,471
Siemens Energy AG	1,057	179,124
Vestas Wind Systems A/S	6,087	180,062
		1,408,613
Industrial Conglomerates 0.0%
CK Hutchison Holdings Ltd.	2,500	19,181
Machinery 1.2%
Dover Corp.	3,549	739,789
Parker-Hannifin Corp.	635	568,477
Volvo AB "B"	687	22,630
		1,330,896
Passenger Airlines 0.0%
Ryanair Holdings PLC	1,280	35,817
Professional Services 0.2%
Experian PLC	800	27,717
Leidos Holdings, Inc.	1,100	171,072
		198,789
Trading Companies & Distributors 0.0%
AerCap Holdings NV	100	13,718
Information Technology 9.6%
Communications Equipment 0.6%
Arista Networks, Inc.*	5,513	676,886
Electronic Equipment, Instruments & Components 1.4%
Amphenol Corp. "A"	11,377	1,437,484
Hon Hai Precision Industry Co., Ltd. (GDR) REG S	5,619	67,315
		1,504,799
IT Services 0.1%
Cognizant Technology Solutions Corp. "A"	1,071	65,706
Semiconductors & Semiconductor Equipment 4.4%
ASE Technology Holding Co., Ltd. (ADR)	46,100	999,448
ASML Holding NV	345	458,230
Broadcom, Inc.	2,898	896,960
NVIDIA Corp.	11,086	1,933,399
Renesas Electronics Corp.	30,500	436,482
		4,724,519
Software 1.6%
Adobe, Inc.*	1,167	283,675
Autodesk, Inc.*	2,388	571,687

Intuit, Inc.	366	158,251
Microsoft Corp.	1,853	685,925
PTC, Inc.*	500	71,245
		1,770,783
Technology Hardware, Storage & Peripherals 1.5%
Dell Technologies, Inc. "C"	5,400	886,302
Samsung Electronics Co., Ltd. (GDR) REG S	253	717,508
Samsung Electronics Co., Ltd. (GDR) (Preferred) REG S	30	58,200
		1,662,010
Materials 1.5%
Metals & Mining 1.5%
Agnico Eagle Mines Ltd.	2,300	466,862
BHP Group Ltd.	2,756	97,638
Gold Fields Ltd. (ADR)	3,496	158,718
Nucor Corp.	4,040	683,164
Rio Tinto PLC	1,465	135,376
Teck Resources Ltd. "B"	1,300	67,378
		1,609,136
Real Estate 0.7%
Specialized REITs 0.7%
Equinix, Inc.	507	496,982
VICI Properties, Inc.	9,800	267,736
		764,718
Utilities 1.0%
Electric Utilities 0.1%
Edison International (a)	1,526	111,673
Fortis, Inc.	400	22,316
		133,989
Multi-Utilities 0.9%
Engie SA	30,187	975,397
Total Common Stocks (Cost $37,489,424)		40,328,298

Preferred Stocks 2.0%
Financials 1.3%
AGNC Investment Corp., Series C (REIT), 3 mo. USD Term SOFR + 5.373%, 9.055% (b)	14,427	363,127
Fifth Third Bancorp., Series I, 3 mo. USD Term SOFR + 3.972%, 7.973% (b)	10,000	251,700
KeyCorp., Series E, 6.125%	10,000	247,000
Morgan Stanley, Series K, 5.85%	10,000	233,700
Wells Fargo & Co., Series Y, 5.625%	15,000	352,950
		1,448,477
Real Estate 0.7%
Kimco Realty Corp., Series L (REIT), 5.125%	15,000	290,550
Prologis, Inc., Series Q (REIT), 8.54%	164	8,570
Simon Property Group, Inc., Series J (REIT), 8.375%	8,000	426,720
		725,840
Total Preferred Stocks (Cost $2,574,794)		2,174,317

Rights 0.0%
Health Care
ABIOMED, Inc.,* (c) (Cost $204)	200	204

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (c) (Cost $30,284)	170	2,190

	Principal Amount ($) (d)	Value ($)

Corporate Bonds 21.5%
Communication Services 1.1%
AT&T, Inc., 3.55%, 9/15/2055	110,000	71,540
Charter Communications Operating LLC:
5.85%, 12/1/2035	186,000	182,947
6.384%, 10/23/2035	100,000	101,548
Discovery Global Holdings, Inc., 4.279%, 3/15/2032	175,000	154,875
Paramount Global:
4.2%, 6/1/2029	225,000	214,856
4.6%, 1/15/2045	60,000	35,840
4.95%, 1/15/2031	150,000	138,947
T-Mobile U.S.A., Inc., 6.0%, 6/15/2054	80,000	79,201
Videotron Ltd., 144A, 5.7%, 1/15/2035	185,000	186,740
		1,166,494
Consumer Discretionary 1.3%
Amazon.com, Inc., 5.8%, 3/13/2056	200,000	199,839
Ford Motor Credit Co. LLC:
4.125%, 8/17/2027	200,000	197,409
4.97%, 4/6/2029	200,000	197,533
7.35%, 3/6/2030	200,000	210,986
General Motors Co.:
5.625%, 4/15/2030	212,000	217,969
6.25%, 4/15/2035	100,000	103,989
General Motors Financial Co., Inc., 5.45%, 1/8/2036	30,000	29,551
Marriott International, Inc., 5.5%, 4/15/2037	210,000	209,081
		1,366,357
Consumer Staples 0.7%
JBS NV, 6.75%, 3/15/2034	200,000	219,970
Maple Parent Holdings Corp.:
144A, 5.05%, 3/26/2031	355,000	353,499
144A, 6.625%, 3/26/2056	150,000	148,534
		722,003
Energy 5.7%
BP Capital Markets PLC, 6.125%, Perpetual	300,000	302,591
Buckeye Partners LP, 144A, 6.75%, 2/1/2030	450,000	464,405
Cheniere Energy, Inc., 4.625%, 10/15/2028	320,000	319,191
Columbia Pipelines Holding Co. LLC, 144A, 5.681%, 1/15/2034	100,000	102,322
DT Midstream, Inc., 144A, 4.125%, 6/15/2029	400,000	391,584
Ecopetrol SA, 7.75%, 2/1/2032 (a)	300,000	302,960
Enbridge, Inc., Series 20-A, 5.75%, 7/15/2080	200,000	199,605

Energy Transfer LP:
144A, 7.375%, 2/1/2031	85,000	88,163
8.0%, 5/15/2054	175,000	183,294
EQT Corp., 5.75%, 2/1/2034	225,000	231,960
Expand Energy Corp., 5.375%, 2/1/2029	205,000	204,818
HF Sinclair Corp.:
5.5%, 9/1/2032	156,000	156,356
5.75%, 1/15/2031	156,000	159,392
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	179,000	182,029
NuStar Logistics LP, 6.375%, 10/1/2030	565,000	584,208
Occidental Petroleum Corp., 8.875%, 7/15/2030	300,000	341,483
ONEOK, Inc., 144A, 6.5%, 9/1/2030	280,000	296,386
Petrobras Global Finance BV:
5.125%, 9/10/2030	225,000	220,466
6.25%, 1/10/2036	169,000	165,086
Phillips 66 Co.:
Series A, 5.875%, 3/15/2056	200,000	196,952
Series B, 6.2%, 3/15/2056	63,000	62,717
Plains All American Pipeline LP, 4.7%, 1/15/2031	65,000	64,802
Saudi Arabian Oil Co.:
144A, 5.0%, 2/2/2036	300,000	288,121
144A, 6.375%, 6/2/2055	210,000	208,626
Targa Resources Corp., 6.05%, 5/15/2056	185,000	178,857
Targa Resources Partners LP, 5.0%, 1/15/2028	200,000	199,883
Western Midstream Operating LP, 5.45%, 11/15/2034	92,000	91,100
		6,187,357
Financials 6.1%
Acrisure LLC, 144A, 6.75%, 7/1/2032	358,000	344,977
AerCap Ireland Capital DAC, 6.95%, 3/10/2055	200,000	204,695
Aircastle Ltd., 144A, 5.75%, 10/1/2031	150,000	153,588
Blackstone Private Credit Fund:
5.25%, 4/1/2030	98,000	93,385
6.0%, 11/22/2034	150,000	140,228
BNP Paribas SA, 144A, 8.5%, Perpetual	280,000	291,662
Capital One Financial Corp., Series M, 3.95%, Perpetual (a)	350,000	344,946
Charles Schwab Corp.:
Series H, 4.0%, Perpetual	200,000	185,007
Series F, 5.0%, Perpetual (a)	469,000	458,982
Citigroup, Inc.:
6.02%, 1/24/2036	190,000	193,976
Series FF, 6.95%, Perpetual	175,000	176,300
First Citizens BancShares, Inc., 5.6%, 9/5/2035	240,000	234,570
HSBC Holdings PLC, 6.95%, Perpetual	300,000	299,346
JPMorgan Chase & Co.:
Series OO, 6.5%, Perpetual	230,000	236,011
Series NN, 6.875%, Perpetual	100,000	103,750
M&T Bank Corp., 5.385%, 1/16/2036	230,000	228,106
Morgan Stanley, 5.664%, 4/17/2036	140,000	143,397
Navient Corp., 5.5%, 3/15/2029 (a)	286,000	262,134
Nordea Bank Abp, 144A, 6.3%, Perpetual (a)	300,000	298,514
Royal Bank of Canada, 6.35%, 11/24/2084 (a)	250,000	238,500
Societe Generale SA, 144A, 6.221%, 6/15/2033 (a)	225,000	231,762
State Street Corp., Series K, 6.45%, Perpetual	250,000	253,649
Sumitomo Mitsui Financial Group, Inc., 6.45%, Perpetual	200,000	194,717
Synchrony Financial:
4.947%, 2/25/2032	300,000	291,151
5.45%, 3/6/2031	200,000	199,834

The Goldman Sachs Group, Inc., Series Y, 6.125%, Perpetual (a)	229,000	227,808
Truist Financial Corp., Series N, 6.669%, Perpetual	300,000	299,472
UBS Group AG, 144A, 4.375%, Perpetual	200,000	176,440
Wells Fargo & Co., 6.85%, Perpetual (a)	150,000	155,491
		6,662,398
Health Care 0.4%
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	150,000	142,144
CVS Health Corp.:
5.45%, 9/15/2035	100,000	100,389
6.2%, 9/15/2055	170,000	168,386
		410,919
Industrials 1.1%
Boeing Co., 6.858%, 5/1/2054	230,000	253,132
Delta Air Lines, Inc., 3.75%, 10/28/2029	135,000	129,949
Stanley Black & Decker, Inc., 6.707%, 3/15/2060	450,000	439,485
United Airlines Pass-Through Trust, “A”, Series 2023-1, 5.8%, 7/15/2037	273,188	281,187
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	110,000	111,837
		1,215,590
Information Technology 0.7%
AppLovin Corp., 5.95%, 12/1/2054	83,000	75,392
Foundry JV Holdco LLC, 144A, 6.1%, 1/25/2036	200,000	206,025
Global Payments, Inc., 5.55%, 11/15/2035	210,000	202,364
Oracle Corp.:
5.375%, 9/27/2054	245,000	189,513
5.5%, 9/27/2064	75,000	57,436
5.95%, 9/26/2055	96,000	80,762
		811,492
Materials 1.0%
Anglo American Capital PLC, 144A, 5.25%, 3/19/2036	250,000	244,445
Celanese U.S. Holdings LLC, 6.85%, 11/15/2028	32,000	33,278
Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034	200,000	204,493
Dow Chemical Co., 5.65%, 3/15/2036 (a)	160,000	158,499
First Quantum Minerals Ltd., 144A, 7.25%, 2/15/2034	285,000	290,141
Olin Corp., 5.0%, 2/1/2030 (a)	200,000	191,577
		1,122,433
Real Estate 0.5%
CBRE Services, Inc., 5.5%, 6/15/2035	90,000	90,829
Iron Mountain, Inc., 144A, (REIT), 6.25%, 1/15/2033 (a)	500,000	498,401
		589,230
Utilities 2.9%
Alpha Generation LLC, 144A, 6.25%, 1/15/2034	429,000	421,425
CMS Energy Corp., 3.75%, 12/1/2050	350,000	319,292
Dominion Energy, Inc., 6.625%, 5/15/2055	187,000	189,863
Exelon Corp., 6.5%, 3/15/2055	133,000	135,602
NextEra Energy Capital Holdings, Inc.:
6.375%, 8/15/2055	350,000	356,563
6.75%, 6/15/2054	98,000	101,384
NRG Energy, Inc., 144A, 5.407%, 10/15/2035	101,000	99,073
Pacific Gas and Electric Co., 5.9%, 10/1/2054	52,000	48,456
PG&E Corp., 7.375%, 3/15/2055	100,000	100,641

Puget Energy, Inc., 144A, 7.0%, 9/15/2056	400,000	396,952
Sempra, 4.125%, 4/1/2052	390,000	379,279
Southern Co., Series 21-A, 3.75%, 9/15/2051	215,000	212,861
Southwestern Electric Power Co., 5.2%, 4/1/2036	148,000	145,536
Southwestern Public Service Co., 6.0%, 6/1/2054	200,000	201,481
		3,108,408
Total Corporate Bonds (Cost $23,427,476)		23,362,681

Asset-Backed 8.0%
Automobile Receivables 1.9%
Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2022-5A, 144A, 6.24%, 4/20/2027	33,334	33,359
CarMax Select Receivables Trust, “C”, Series 2026-A, 4.43%, 5/17/2032	200,000	198,650
CPS Auto Receivables Trust, “C”, Series 2023-C, 144A, 6.27%, 10/15/2029	62,511	62,948
Exeter Automobile Receivables Trust, “C”, Series 2025-3A, 5.09%, 10/15/2031	59,000	59,323
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029	250,000	253,945
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027	170,000	170,324
Huntington Bank Auto Credit-Linked Notes, “B1”, Series 2026-1, 144A, 4.503%, 2/20/2034	400,000	398,246
Santander Drive Auto Receivables Trust, “C”, Series 2023-3, 5.77%, 11/15/2030	100,000	101,443
Securitized Term Auto Receivables Trust:
“C”, Series 2026-A, 144A, 4.431%, 3/25/2033	183,736	183,377
“C”, Series 2025-A, 144A, 5.185%, 7/25/2031	27,312	27,528
U.S. Bank NA, “B1”, Series 2026-RVM1, 144A, 4.959%, 12/25/2046	250,000	248,837
United Auto Credit Securitization Trust:
“B”, Series 2026-1, 144A, 4.63%, 5/10/2029	200,000	199,697
“C”, Series 2026-1, 144A, 5.06%, 6/10/2031	150,000	149,592
		2,087,269
Credit Card Receivables 0.4%
Mercury Financial Credit Card Master Trust, “A”, Series 2024-2A, 144A, 6.56%, 7/20/2029	200,000	200,327
Mission Lane Credit Card Master Trust, “A”, Series 2024-B, 144A, 5.88%, 1/15/2030	250,000	250,406
		450,733
Home Equity Loans 0.3%
RCKT Mortgage Trust:
“A1A”, Series 2024-CES7, 144A, 5.158%, 10/25/2044	152,957	152,766
“A1B”, Series 2024-CES9, 144A, 5.683%, 12/25/2044	71,698	71,980
Towd Point Mortgage Trust, “A1”, Series 2025-CRM1, 144A, 5.799%, 1/25/2065	74,421	74,911
		299,657
Miscellaneous 5.4%
Allegro CLO V-S Ltd., “B1”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.9%, 5.568% (b), 7/24/2037	500,000	500,750
Apidos CLO XXIV Ltd., “A1AL”, Series 2016-24A, 144A, 3 mo. USD Term SOFR + 1.212%, 4.879% (b), 10/20/2030	57,420	57,442
ARES LXXVII CLO Ltd., “A2”, Series 2025-77A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.272% (b), 7/15/2038	250,000	248,929
ARES XLI CLO Ltd., “BR”, Series 2016-41A, 144A, 3 mo. USD Term SOFR + 1.712%, 5.384% (b), 4/15/2034	500,000	500,019
Cloud Capital Holdco LP, “A2”, Series 2024-1A, 144A, 5.781%, 11/22/2049	150,000	150,013
Compass Datacenters Issuer III LLC, “A2”, Series 2025-3A, 144A, 5.286%, 7/25/2050	84,000	83,175
HINNT LLC:
“B”, Series 2025-B, 144A, 4.75%, 5/15/2045	217,388	216,348
“B”, Series 2024-A, 144A, 5.84%, 3/15/2043	42,069	42,646

HPEFS Equipment Trust, “C”, Series 2025-2A, 144A, 4.41%, 11/22/2032	100,000	99,392
Jersey Mike's Funding LLC, “A2”, Series 2024-1A, 144A, 5.636%, 2/15/2055	118,800	120,144
MVW LLC, “B”, Series 2025-2A, 144A, 4.72%, 10/20/2044	139,599	137,513
Neuberger Berman CLO XVII Ltd., “AR3”, Series 2014-17A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.069% (b), 7/22/2038	250,000	250,084
Octagon 63 Ltd., “A2”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.71%, 5.378% (b), 7/20/2037	350,000	348,680
Palmer Square CLO Ltd., “BR3”, Series 2020-3A, 144A, 3 mo. USD Term SOFR + 1.95%, 5.603% (b), 11/15/2036	250,000	248,267
Pikes Peak CLO Ltd., “BR”, Series 2023-14A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.418% (b), 7/20/2038	250,000	250,498
Rad CLO 23 Ltd., “A1”, Series 2024-23A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.268% (b), 4/20/2037	500,000	500,031
Regatta 34 Funding Ltd., “A2”, Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.418% (b), 7/20/2038	250,000	249,100
Sculptor CLO XXVI Ltd., “CR”, Series 26A, 144A, 3 mo. USD Term SOFR + 2.2%, 5.868% (b), 1/20/2038	250,000	248,208
SERVPRO Master Issuer LLC, “A2”, Series 2025-1A, 144A, 5.525%, 10/25/2055	249,375	246,609
Sixth Street CLO XIV Ltd., “A2R2”, Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.07% (b), 1/20/2038	400,000	398,596
Switch ABS Issuer LLC:
“A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	100,000	98,024
“A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	200,000	201,878
Taco Bell Funding LLC, “A2II”, Series 2025-1A, 144A, 5.049%, 8/25/2055	62,000	60,550
Texas Debt Capital CLO Ltd., “A2R”, Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.218% (b), 7/20/2038	300,000	298,736
Wendy's Funding LLC, “A2I”, Series 2025-1A, 144A, 5.422%, 12/15/2055	249,375	246,831
Wingstop Funding LLC, “A2”, Series 2024-1A, 144A, 5.858%, 12/5/2054	100,000	101,557
		5,904,020
Total Asset-Backed (Cost $8,749,251)		8,741,679

Mortgage-Backed Securities Pass-Throughs 3.5%
Federal Home Loan Mortgage Corp.: 6.0%, with various maturities from 3/1/2038 until 1/1/2055	446,079	458,608
Federal National Mortgage Association:
4.5%, 9/1/2035	2,146	2,155
5.0%, 4/1/2056, TBA	400,000	394,352
6.0%, 2/1/2055	447,994	460,102
Government National Mortgage Association, 5.5%, 4/1/2056, TBA	2,500,000	2,514,825
Total Mortgage-Backed Securities Pass-Throughs (Cost $3,825,414)		3,830,042

Commercial Mortgage-Backed Securities 2.4%
20 Times Square Trust, “C”, Series 2018-20TS, 144A, 3.1% (b), 5/15/2035	200,000	187,500
BAHA Trust, “A”, Series 2024-MAR, 144A, 5.574% (b), 12/10/2041	169,000	172,446
BX Trust:
“D”, Series 2019-OC11, 144A, 3.944% (b), 12/9/2041	150,000	141,801
“B”, Series 2025-ARIA, 144A, 5.177%, 12/13/2042	100,000	100,074
BXP Trust, “B”, Series 2021-601L, 144A, 2.775% (b), 1/15/2044	250,000	215,632
IRV Trust, “C”, Series 2025-200P, 144A, 5.73% (b), 3/14/2047	127,000	125,742
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	250,000	209,793
“A”, Series 2016-NINE, 144A, 2.854% (b), 9/6/2038	187,000	185,707
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	250,000	234,462
“A”, Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 4.93% (b), 6/15/2035	387,634	251,970
JW Commercial Mortgage Trust, “B”, Series 2024-MRCO, 144A, 1 mo. USD Term SOFR + 1.941%, 5.613% (b), 6/15/2039	190,000	190,000

KIND Trust, “A”, Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 4.74% (b), 8/15/2038		99,172	98,676
ROCK Trust, “A”, Series 2024-CNTR, 144A, 5.388%, 11/13/2041		159,000	161,637
SWCH Commercial Mortgage Trust, “A”, Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.115% (b), 2/15/2042		200,000	197,500
Wells Fargo Commercial Mortgage Trust, “A”, Series 2026-1250B, 144A, 4.833%, 3/10/2041		150,000	148,556
Total Commercial Mortgage-Backed Securities (Cost $2,594,840)			2,621,496

Collateralized Mortgage Obligations 2.1%
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053		290,251	247,070
“FE”, Series 2024-87, 30 day USD SOFR Average + 1.85%, 5.512% (b), 12/25/2054		362,791	368,164
“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033		26,296	3,472
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2019-DNA2, 144A, 30 day USD SOFR Average + 2.564%, 6.226% (b), 3/25/2049		104,767	106,755
Government National Mortgage Association:
“QI”, Series 2021-225, Interest Only, 2.5%, 12/20/2051		1,313,827	172,376
“AZ”, Series 2023-120, 5.5%, 8/20/2053		238,408	240,972
“SG”, Series 2025-60, 14.875% minus (2.5 x 30 day USD SOFR Average), 5.693% (b), 4/20/2055		401,175	387,888
JPMorgan Mortgage Trust:
“A11”, Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 4.912% (b), 12/25/2054		65,874	65,992
“A1”, Series 2025-DSC1, 144A, 5.577% (b), 9/25/2065		179,119	179,894
Sequoia Mortgage Trust, “A3”, Series 2024-INV1, 144A, 5.5%, 10/25/2054		309,928	308,763
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 6.812% (b), 7/25/2059		205,780	220,153
Total Collateralized Mortgage Obligations (Cost $2,245,753)			2,301,499

Government & Agency Obligations 15.3%
Sovereign Bonds 4.0%
African Development Bank, 5.875%, Perpetual		200,000	194,792
Brazilian Government International Bond, 6.0%, 10/20/2033		200,000	200,560
Colombia Government International Bond:
5.0%, 9/19/2032	EUR	755,000	820,830
6.125%, 1/21/2031		205,000	201,412
Eagle Funding Luxco SARL, 144A, 5.5%, 8/17/2030		400,000	402,100
Hungary Government Bond, 3.25%, 10/22/2031	HUF	220,000,000	545,778
Mexico Cetes, Zero Coupon, 1/21/2027	MXN	22,000,000	1,157,425
Mexico Government International Bond, 5.625%, 2/9/2034		863,000	844,014
			4,366,911
U.S. Treasury Obligations 11.3%
U.S. Treasury Bills, 3.613% (e), 8/6/2026 (f)		3,900,000	3,850,611
U.S. Treasury Bonds, 4.625%, 2/15/2055		270,800	258,286
U.S. Treasury Notes:
3.875%, 7/31/2027		5,976,900	5,979,235
3.875%, 8/31/2032		250,000	246,865
4.0%, 3/31/2030		875,600	878,747
4.25%, 8/15/2035		1,104,100	1,099,959
			12,313,703
Total Government & Agency Obligations (Cost $16,899,340)			16,680,614

	Shares	Value ($)

Exchange-Traded Funds 2.8%
VanEck JPMorgan EM Local Currency Bond ETF (Cost $3,080,691)	119,225	2,993,740

Securities Lending Collateral 1.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (g) (h) (Cost $1,943,074)	1,943,074	1,943,074

Cash Equivalents 9.5%
DWS Central Cash Management Government Fund, 3.66% (g) (Cost $10,349,601)	10,349,601	10,349,601

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $113,210,146)	105.9	115,329,435
Other Assets and Liabilities, Net	(5.9)	(6,461,089)
Net Assets	100.0	108,868,346
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 1.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (g) (h)
5,395,304	—	3,452,230 (i)	—	—	4,599	—	1,943,074	1,943,074
Cash Equivalents 9.5%
DWS Central Cash Management Government Fund, 3.66% (g)
12,060,994	11,229,814	12,941,207	—	—	110,214	—	10,349,601	10,349,601
17,456,298	11,229,814	16,393,437	—	—	114,813	—	12,292,675	12,292,675

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2026 amounted to $1,899,696, which is 1.7% of net assets.

(b)
Variable or floating rate security. These securities are shown at their current rate as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Investment was valued using significant unobservable inputs.
(d)	Principal amount stated in U.S. dollars unless otherwise noted.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At March 31, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SOFR: Secured Overnight Financing Rate
TBA: To Be Announced
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/21/2026	50	5,548,626	5,544,531	(4,095)
2 Year U.S. Treasury Note	USD	6/30/2026	90	18,658,347	18,670,078	11,731
E-Mini S&P 500 Index	USD	6/18/2026	8	2,653,553	2,628,300	(25,253)
EURO STOXX 50 Index	EUR	6/19/2026	51	3,349,628	3,239,212	(110,416)
MSCI Emerging Market Index	USD	6/19/2026	15	1,103,370	1,090,950	(12,420)
MSCI World Index	USD	6/19/2026	97	13,684,705	13,263,780	(420,925)
Nikkei 225 Index	JPY	6/11/2026	16	5,508,214	5,157,746	(350,468)
Russell E-Mini 2000 Index	USD	6/18/2026	6	767,317	753,660	(13,657)
U.S. Treasury Long Bond	USD	6/18/2026	6	706,141	683,250	(22,891)
Ultra Long U.S. Treasury Bond	USD	6/18/2026	13	1,567,755	1,515,313	(52,442)
Total net unrealized depreciation						(1,000,836)

At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,430,737	JPY	226,300,000	6/12/2026	3,683	Citigroup, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,499,206	GBP	1,130,000	6/12/2026	(3,830)	Citigroup, Inc.
USD	1,427,269	EUR	1,230,000	6/12/2026	(937)	Citigroup, Inc.
USD	1,536,875	GBP	1,150,000	6/12/2026	(15,032)	Citigroup, Inc.
Total unrealized depreciation					(19,799)
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,381,076	$50,959	$—	$3,432,035
Consumer Discretionary	3,050,662	759,810	—	3,810,472
Consumer Staples	1,214,870	982,960	—	2,197,830
Energy	1,922,357	26,308	—	1,948,665
Financials	3,857,974	3,146,654	—	7,004,628
Health Care	2,769,723	807,222	—	3,576,945
Industrials	2,649,041	1,820,739	—	4,469,780
Information Technology	9,509,991	894,712	—	10,404,703
Materials	1,376,122	233,014	—	1,609,136
Real Estate	764,718	—	—	764,718
Utilities	133,989	975,397	—	1,109,386
Preferred Stocks (a)	2,174,317	—	—	2,174,317
Rights	—	—	204	204
Warrants	—	—	2,190	2,190
Corporate Bonds (a)	—	23,362,681	—	23,362,681
Asset-Backed (a)	—	8,741,679	—	8,741,679
Mortgage-Backed Securities Pass-Throughs	—	3,830,042	—	3,830,042
Commercial Mortgage-Backed Securities	—	2,621,496	—	2,621,496
Collateralized Mortgage Obligations	—	2,301,499	—	2,301,499
Government & Agency Obligations (a)	—	16,680,614	—	16,680,614
Exchange-Traded Funds	2,993,740	—	—	2,993,740
Short-Term Investments (a)	12,292,675	—	—	12,292,675
Derivatives (b)
Futures Contracts	11,731	—	—	11,731
Forward Foreign Currency Contracts	—	3,683	—	3,683
Total	$48,102,986	$67,239,469	$2,394	$115,344,849

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,012,567)	$—	$—	$(1,012,567)
Forward Foreign Currency Contracts	—	(19,799)	—	(19,799)
Total	$(1,012,567)	$(19,799)	$—	$(1,032,366)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
VS2GIB-PH1